FAIR VALUE MEASUREMENTS (Details) - Schedule of assets measured at fair value on a recurring basis - Cepton Technologies, Inc. [Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Cash equivalents:
Money market fund	$ 9,275,000	$ 7,192,000
Total cash equivalents	9,275,000	7,192,000
Short-term investments:
Commercial Paper	5,595,000	14,587,000
Corporate debt securities	6,343,000	13,810,000
Asset-backed Securities	1,103,000	3,661,000
Total short-term investments	13,041,000	32,058,000
Total assets measured at fair value	22,316,000	39,250,000
Level 1 [Member]
Cash equivalents:
Money market fund	9,275,000	7,192,000
Total cash equivalents	9,275,000	7,192,000
Short-term investments:
Commercial Paper
Corporate debt securities
Asset-backed Securities
Total short-term investments
Total assets measured at fair value	9,275,000	7,192,000
Level 2 [Member]
Cash equivalents:
Money market fund
Total cash equivalents
Short-term investments:
Commercial Paper	5,595,000	14,587,000
Corporate debt securities	6,343,000	13,810,000
Asset-backed Securities	1,103,000	3,661,000
Total short-term investments	13,041,000	32,058,000
Total assets measured at fair value	13,041,000	32,058,000
Level 3 [Member]
Cash equivalents:
Money market fund
Total cash equivalents
Short-term investments:
Commercial Paper
Corporate debt securities
Asset-backed Securities
Total short-term investments
Total assets measured at fair value